INVENTORY (Tables)	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY
	June 30,	December 31,
	2025	2024
	U.S. dollars in thousands
Raw materials	697	801
Work in process	190	647
Finished goods	300	872
	1,187	2,320